Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to the commitments disclosed elsewhere in the financial statements, the Company has incurred the following contractual commitments, either directly or through its interests in joint operations and joint ventures.
Approximate future payments under these agreements are as follows:

	2026	2027	2028	2029	2030	2031 and thereafter	Total
Natural gas, transportation and other contracts	83	67	67	63	62	350	692
Transmission	29	31	22	20	21	114	237
Long-term service agreements	55	44	21	14	15	105	254
Operating leases	5	2	2	2	2	59	72
Growth	7	—	11	—	—	—	18
Total	179	144	123	99	100	628	1,273